CERTIFICATE
JOHNSON MUTUAL FUNDS TRUST

     The undersigned, Secretary of The Johnson Mutual Funds Trust (the “Trust”), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the “Act”), hereby certifies that:

     1.     The form of the Prospectuses and Statements of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 17, the most recent amendment; and

     2.     The text of Post-Amendment No. 17 has been filed electronically.

Date: May 15, 2003

The Johnson Mutual Funds Trust

By: David C. Tedford